                                    OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                                          Supplement Dated March 20, 2002
                        to the Statement of Additional Information dated February 28, 2002

The  Statement  of  Additional   Information  is  hereby  revised  to  delete  the  Appendix  captioned   "Industry
Classifications" and replace it with the following:

                                                     APPENDIX

                                             INDUSTRY CLASSIFICATIONS

Aerospace and Defense                              Household Durables
Air Freight and Couriers                           Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet and Catalog Retail
Banks                                              Internet Software and Services
Beverages                                          Information Technology Consulting and Services
Biotechnology                                      Leisure Equipment and Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services and Supplies                   Media
Communications Equipment                           Metals and Mining
Computers and Peripherals                          Multiline Retail
Construction and Engineering                       Multi-Utilities
Construction Materials                             Office Electronics
Containers and Packaging                           Oil and Gas
Distributors                                       Paper and Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road and Rail
Electronic Equipment and Instruments               Semiconductor Equipment and Products
Energy Equipment and Services                      Software
Food and Drug Retailing                            Specialty Retail
Food Products                                      Textiles and Apparel
Gas Utilities                                      Tobacco
Health Care Equipment and Supplies                 Trading Companies and Distributors
Health Care Providers and Services                 Transportation Infrastructure
Hotels Restaurants and Leisure                     Water Utilities
                                                   Wireless Telecommunication Services

March 20, 2002                                                                  PX0835.009